BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Impairment of non-financial assets (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
AdeS Brand Investments
Impairment of non-financial assets
Investments written down	$ 881
Guallarauco Brand Investments
Impairment of non-financial assets
Recoverable amount	$ 2,921
Argentina
Impairment of non-financial assets
Discount rates	21.20%	38.70%
Chile
Impairment of non-financial assets
Discount rates	9.30%	10.30%
Brazil
Impairment of non-financial assets
Discount rates	10.40%	11.20%
Paraguay
Impairment of non-financial assets
Discount rates	11.00%	12.00%